Schedule of derivative liabilities (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
IfrsStatementLineItems [Line Items]
Balance at 1 January 2026	€ 181
Fair value gain recognised in profit or loss	(12)
Balance at 30 June 2026	169
Convertible instruments [member]
IfrsStatementLineItems [Line Items]
Balance at 1 January 2026	20
Fair value gain recognised in profit or loss	(12)
Balance at 30 June 2026	8
Private warrants [member]
IfrsStatementLineItems [Line Items]
Balance at 1 January 2026	161
Fair value gain recognised in profit or loss
Balance at 30 June 2026	161
Public warrants [member]
IfrsStatementLineItems [Line Items]
Balance at 1 January 2026
Fair value gain recognised in profit or loss
Balance at 30 June 2026